UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2841

Fidelity Capital Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Focused Stock Fund

July 31, 2011

1.804874.107

TQG-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 18.1%
Hotels, Restaurants & Leisure - 3.7%
Dunkin' Brands Group, Inc.	1,600	$ 46,288
Starbucks Corp.	548,000	21,969,320
		22,015,608
Household Durables - 2.0%
iRobot Corp. (a)	340,277	11,896,084
Internet & Catalog Retail - 2.2%
Amazon.com, Inc. (a)	60,000	13,351,200
Media - 3.6%
Sirius XM Radio, Inc. (a)(d)	10,150,000	21,416,500
Specialty Retail - 3.7%
Ascena Retail Group, Inc. (a)	88,300	2,853,856
DSW, Inc. Class A (a)(d)	309,200	16,381,416
TJX Companies, Inc.	55,000	3,041,500
		22,276,772
Textiles, Apparel & Luxury Goods - 2.9%
Fossil, Inc. (a)	86,680	10,893,076
G-III Apparel Group Ltd. (a)	203,457	6,280,718
		17,173,794
TOTAL CONSUMER DISCRETIONARY		108,129,958
CONSUMER STAPLES - 10.7%
Food Products - 3.1%
Green Mountain Coffee Roasters, Inc. (a)	180,700	18,783,765
Household Products - 0.3%
Spectrum Brands Holdings, Inc. (a)	60,100	1,604,670
Personal Products - 5.3%
Estee Lauder Companies, Inc. Class A	286,100	30,014,749
Prestige Brands Holdings, Inc. (a)	147,621	1,803,929
		31,818,678
Tobacco - 2.0%
British American Tobacco PLC sponsored ADR	130,000	11,884,600
TOTAL CONSUMER STAPLES		64,091,713
Common Stocks - continued
	Shares	Value
ENERGY - 17.1%
Energy Equipment & Services - 4.8%
Baker Hughes, Inc.	290,000	$ 22,440,200
Schlumberger Ltd.	71,000	6,416,270
		28,856,470
Oil, Gas & Consumable Fuels - 12.3%
Chevron Corp.	118,000	12,274,360
EQT Corp.	203,000	12,886,440
Exxon Mobil Corp.	259,500	20,705,505
Keyera Corp.	422,970	19,435,193
Pioneer Natural Resources Co.	77,000	7,160,230
Rosetta Resources, Inc. (a)	12,000	621,240
		73,082,968
TOTAL ENERGY		101,939,438
FINANCIALS - 3.6%
Real Estate Investment Trusts - 3.6%
Equity Residential (SBI)	285,000	17,618,700
Prologis, Inc.	113,000	4,026,190
		21,644,890
HEALTH CARE - 12.3%
Biotechnology - 2.0%
Alexion Pharmaceuticals, Inc. (a)	74,000	4,203,200
Biogen Idec, Inc. (a)	74,300	7,568,941
		11,772,141
Health Care Equipment & Supplies - 5.6%
Baxter International, Inc.	274,000	15,938,580
Edwards Lifesciences Corp. (a)	248,800	17,751,880
		33,690,460
Health Care Providers & Services - 1.5%
UnitedHealth Group, Inc.	180,100	8,938,363
Pharmaceuticals - 3.2%
Perrigo Co.	159,000	14,359,290
Valeant Pharmaceuticals International, Inc. (Canada)	82,700	4,552,222
		18,911,512
TOTAL HEALTH CARE		73,312,476
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 7.1%
Building Products - 2.0%
Armstrong World Industries, Inc.	292,000	$ 11,534,000
Electrical Equipment - 0.6%
Polypore International, Inc. (a)	54,800	3,726,400
Industrial Conglomerates - 4.5%
Carlisle Companies, Inc.	619,100	26,763,693
TOTAL INDUSTRIALS		42,024,093
INFORMATION TECHNOLOGY - 22.8%
Communications Equipment - 3.8%
Alcatel-Lucent SA sponsored ADR (a)	2,953,300	11,960,865
Polycom, Inc. (a)	393,000	10,622,790
		22,583,655
Computers & Peripherals - 4.8%
Apple, Inc. (a)	73,900	28,856,472
Internet Software & Services - 3.3%
Google, Inc. Class A (a)	32,500	19,619,925
IT Services - 4.5%
MasterCard, Inc. Class A	88,000	26,686,000
Software - 6.4%
Informatica Corp. (a)	240,700	12,306,991
Intuit, Inc. (a)	434,000	20,267,800
salesforce.com, Inc. (a)	40,000	5,788,400
		38,363,191
TOTAL INFORMATION TECHNOLOGY		136,109,243
MATERIALS - 4.5%
Chemicals - 4.5%
LyondellBasell Industries NV Class A	342,700	13,522,942
W.R. Grace & Co. (a)	266,000	13,417,040
		26,939,982
UTILITIES - 3.2%
Electric Utilities - 3.2%
PPL Corp.	683,000	19,055,700
TOTAL COMMON STOCKS (Cost $558,374,253)		593,247,493
Money Market Funds - 3.8%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c) (Cost $22,950,900)	22,950,900	$ 22,950,900
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $581,325,153)		616,198,393
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(19,080,360)
NET ASSETS - 100%		$ 597,118,033
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,460
Fidelity Securities Lending Cash Central Fund	41,563
Total	$ 58,023
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $583,953,716. Net unrealized appreciation aggregated $32,244,677, of which $52,712,452 related to appreciated investment securities and $20,467,775 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Stock Selector
All Cap Fund
(formerly Fidelity Stock Selector)

July 31, 2011

1.804827.107

FSS-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.1%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (a)	1,071,935	$ 142,214
Fidelity Consumer Staples Central Fund (a)	1,165,589	162,343
Fidelity Energy Central Fund (a)	1,482,427	204,382
Fidelity Financials Central Fund (a)	4,458,563	247,852
Fidelity Health Care Central Fund (a)	1,269,702	178,127
Fidelity Industrials Central Fund (a)	1,097,003	156,027
Fidelity Information Technology Central Fund (a)	1,518,122	267,083
Fidelity Materials Central Fund (a)	303,024	53,541
Fidelity Telecom Services Central Fund (a)	360,168	44,963
Fidelity Utilities Central Fund (a)	488,685	52,416
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,369,376)		1,508,948
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(928)
NET ASSETS - 100%		$ 1,508,020
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 0*
Fidelity Consumer Discretionary Central Fund	926
Fidelity Consumer Staples Central Fund	2,369
Fidelity Energy Central Fund	1,266
Fidelity Financials Central Fund	973
Fidelity Health Care Central Fund	468
Fidelity Industrials Central Fund	1,212
Fidelity Information Technology Central Fund	537
Fidelity Materials Central Fund	389
Fidelity Telecom Services Central Fund	634
Fidelity Utilities Central Fund	803
Total	$ 9,577
* Amounts represents less than $1,000.
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 74,778	$ 61,616	$ 4,871	$ 142,214	19.8%
Fidelity Consumer Staples Central Fund	89,784	71,913	6,314	162,343	23.7%
Fidelity Energy Central Fund	87,413	101,652	13,948	204,382	22.9%
Fidelity Financials Central Fund	131,393	125,519	7,768	247,852	21.3%
Fidelity Health Care Central Fund	89,020	85,905	14,892	178,127	22.1%
Fidelity Industrials Central Fund	81,823	70,820	3,665	156,027	20.7%
Fidelity Information Technology Central Fund	128,715	145,860	19,381	267,083	22.7%
Fidelity Materials Central Fund	29,438	22,947	3,751	53,541	19.5%
Fidelity Telecom Services Central Fund	24,748	19,476	300	44,963	22.0%
Fidelity Utilities Central Fund	29,073	23,027	1,962	52,416	21.0%
Total	$ 766,185	$ 728,735	$ 76,852	$ 1,508,948
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $1,367,925,000. Net unrealized appreciation aggregated $141,023,000, of which $164,656,000 related to appreciated investment securities and $23,633,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Stock Selector
Small Cap Fund

July 31, 2011

1.804877.107

SCS-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.9%
Auto Components - 0.8%
Tenneco, Inc. (a)	405,814	$ 16,208
Hotels, Restaurants & Leisure - 1.8%
Cracker Barrel Old Country Store, Inc.	164,288	7,411
Vail Resorts, Inc. (d)	209,700	9,594
WMS Industries, Inc. (a)	175,200	4,830
Wyndham Worldwide Corp.	354,915	12,277
		34,112
Household Durables - 2.9%
iRobot Corp. (a)	342,370	11,969
La-Z-Boy, Inc. (a)	623,310	5,466
Meritage Homes Corp. (a)	448,000	9,789
Mohawk Industries, Inc. (a)	132,200	6,878
Tempur-Pedic International, Inc. (a)	306,794	22,092
		56,194
Media - 0.5%
MDC Partners, Inc. Class A (sub. vtg.)	491,300	9,811
Multiline Retail - 0.4%
Dollarama, Inc.	253,434	8,478
Specialty Retail - 5.5%
Ascena Retail Group, Inc. (a)	430,080	13,900
Cabela's, Inc. Class A (a)(d)	568,762	15,561
DSW, Inc. Class A (a)	309,102	16,376
Fourlis Holdings SA (a)	590,130	3,460
GameStop Corp. Class A (a)	461,800	10,889
Shoe Carnival, Inc. (a)	506,447	15,999
Signet Jewelers Ltd. (a)	322,200	13,803
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	257,892	16,255
		106,243
Textiles, Apparel & Luxury Goods - 2.0%
Deckers Outdoor Corp. (a)	105,167	10,438
G-III Apparel Group Ltd. (a)	505,900	15,617
PVH Corp.	190,600	13,637
		39,692
TOTAL CONSUMER DISCRETIONARY		270,738
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 3.1%
Beverages - 0.7%
Hansen Natural Corp. (a)	93,200	$ 7,141
Primo Water Corp.	463,800	6,679
		13,820
Food & Staples Retailing - 0.6%
Casey's General Stores, Inc.	136,971	6,164
United Natural Foods, Inc. (a)	128,145	5,350
		11,514
Food Products - 1.2%
Chiquita Brands International, Inc. (a)	308,070	3,648
Diamond Foods, Inc. (d)	56,100	4,016
Green Mountain Coffee Roasters, Inc. (a)	150,703	15,666
		23,330
Personal Products - 0.6%
Elizabeth Arden, Inc. (a)	305,516	9,844
Nutraceutical International Corp. (a)	97,927	1,449
		11,293
TOTAL CONSUMER STAPLES		59,957
ENERGY - 7.7%
Energy Equipment & Services - 1.9%
Newpark Resources, Inc. (a)	1,189,872	11,054
Superior Energy Services, Inc. (a)	372,700	15,463
Willbros Group, Inc. (a)	1,241,364	11,421
		37,938
Oil, Gas & Consumable Fuels - 5.8%
Atlas Pipeline Partners, LP	435,513	14,899
Berry Petroleum Co. Class A	343,300	19,688
Cloud Peak Energy, Inc. (a)	662,200	14,767
Energen Corp.	70,162	4,126
Petroleum Development Corp. (a)	409,250	14,864
SM Energy Co.	251,336	18,938
Targa Resources Corp.	326,000	11,006
Whiting Petroleum Corp. (a)	238,630	13,984
		112,272
TOTAL ENERGY		150,210
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 21.2%
Capital Markets - 3.0%
Affiliated Managers Group, Inc. (a)	179,900	$ 18,769
Duff & Phelps Corp. Class A	1,009,646	11,500
Gimv NV	102,300	6,244
Waddell & Reed Financial, Inc. Class A	589,900	21,649
		58,162
Commercial Banks - 5.0%
Associated Banc-Corp.	1,125,123	15,358
CapitalSource, Inc.	3,157,700	20,399
Cathay General Bancorp	627,801	8,701
City National Corp.	314,500	16,882
National Penn Bancshares, Inc.	2,909,300	23,391
PacWest Bancorp	648,900	12,881
		97,612
Diversified Financial Services - 0.1%
57th Street General Acquisition Corp. (a)	66,523	875
Insurance - 3.5%
Alterra Capital Holdings Ltd.	718,600	15,658
Amerisafe, Inc. (a)	877,500	18,875
Endurance Specialty Holdings Ltd.	321,300	13,090
ProAssurance Corp. (a)	278,920	19,427
		67,050
Real Estate Investment Trusts - 6.6%
American Assets Trust, Inc.	866,800	19,061
Franklin Street Properties Corp. (d)	1,521,700	19,189
Glimcher Realty Trust	800,045	7,880
Highwoods Properties, Inc. (SBI)	480,400	16,540
Home Properties, Inc.	398,070	26,082
National Retail Properties, Inc.	814,000	20,423
Ramco-Gershenson Properties Trust (SBI)	1,626,250	19,954
		129,129
Real Estate Management & Development - 1.0%
Forestar Group, Inc. (a)	1,220,200	19,889
Thrifts & Mortgage Finance - 2.0%
Astoria Financial Corp.	1,092,100	12,723
Washington Federal, Inc.	1,056,800	17,870
WSFS Financial Corp.	222,393	8,831
		39,424
TOTAL FINANCIALS		412,141
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 11.9%
Biotechnology - 2.6%
Achillion Pharmaceuticals, Inc. (a)	623,484	$ 4,620
Ardea Biosciences, Inc. (a)	193,205	4,521
ARIAD Pharmaceuticals, Inc. (a)	595,677	7,083
ArQule, Inc. (a)	524,358	2,936
BioMarin Pharmaceutical, Inc. (a)	136,506	4,263
Chelsea Therapeutics International Ltd. (a)	739,701	3,713
Dynavax Technologies Corp. (a)	1,613,741	4,518
Infinity Pharmaceuticals, Inc. (a)	189,723	1,708
Pharmasset, Inc. (a)	35,094	4,260
SIGA Technologies, Inc. (a)(d)	134,190	1,021
Targacept, Inc. (a)	137,359	2,808
Telik, Inc. (a)	1,287,447	657
Theravance, Inc. (a)	206,881	4,423
ZIOPHARM Oncology, Inc. (a)(d)	650,833	3,541
		50,072
Health Care Equipment & Supplies - 1.7%
Analogic Corp.	195,717	10,528
Endologix, Inc. (a)	709,397	6,441
Sirona Dental Systems, Inc. (a)	229,500	11,608
Uroplasty, Inc. (a)	765,609	5,214
		33,791
Health Care Providers & Services - 5.6%
Accretive Health, Inc. (a)	320,833	9,638
Air Methods Corp. (a)	144,640	10,139
Catalyst Health Solutions, Inc. (a)	125,291	8,210
Centene Corp. (a)	152,792	5,013
Corvel Corp. (a)	154,366	7,124
Health Management Associates, Inc. Class A (a)	696,638	6,618
HealthSpring, Inc. (a)	271,925	11,160
Humana, Inc.	118,228	8,817
MEDNAX, Inc. (a)	150,175	10,236
Omnicare, Inc.	181,707	5,542
PSS World Medical, Inc. (a)	483,131	11,561
Universal Health Services, Inc. Class B	162,400	8,062
Wellcare Health Plans, Inc. (a)	148,625	6,517
		108,637
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - 0.7%
Epocrates, Inc. (a)(d)	430,325	$ 7,075
Omnicell, Inc. (a)	353,112	6,042
		13,117
Life Sciences Tools & Services - 0.3%
eResearchTechnology, Inc. (a)	918,172	5,849
Pharmaceuticals - 1.0%
Cardiome Pharma Corp. (a)	433,357	2,155
Columbia Laboratories, Inc. (a)	708,568	2,027
Endocyte, Inc.	192,200	2,562
Questcor Pharmaceuticals, Inc. (a)	268,244	8,329
XenoPort, Inc. (a)	582,300	4,129
		19,202
TOTAL HEALTH CARE		230,668
INDUSTRIALS - 14.9%
Aerospace & Defense - 1.1%
Teledyne Technologies, Inc. (a)	377,842	20,490
Air Freight & Logistics - 0.5%
UTI Worldwide, Inc.	570,600	9,227
Building Products - 2.0%
A.O. Smith Corp.	373,889	15,505
AAON, Inc. (d)	530,550	12,033
Armstrong World Industries, Inc.	271,158	10,711
		38,249
Commercial Services & Supplies - 1.5%
Swisher Hygiene, Inc. (f)	986,560	4,013
Sykes Enterprises, Inc. (a)	652,202	12,587
United Stationers, Inc.	380,884	12,223
		28,823
Construction & Engineering - 0.8%
Foster Wheeler AG (a)	370,872	10,051
Shaw Group, Inc. (a)	243,587	6,304
		16,355
Electrical Equipment - 2.1%
General Cable Corp. (a)(d)	436,015	17,340
GrafTech International Ltd. (a)	717,947	13,828
Regal-Beloit Corp.	151,600	9,192
		40,360
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	244,400	$ 10,565
Machinery - 4.0%
Accuride Corp. (a)	687,071	7,867
Actuant Corp. Class A	512,621	12,667
Altra Holdings, Inc. (a)	451,087	10,032
CLARCOR, Inc.	314,914	13,875
Greenbrier Companies, Inc. (a)	357,100	7,185
John Bean Technologies Corp.	393,634	6,952
TriMas Corp. (a)	370,722	8,886
Wabtec Corp.	174,129	11,235
		78,699
Professional Services - 0.6%
Advisory Board Co. (a)	202,705	10,853
Road & Rail - 0.5%
Kansas City Southern (a)	167,100	9,917
Trading Companies & Distributors - 1.3%
Interline Brands, Inc. (a)	593,107	9,923
Watsco, Inc.	273,523	16,187
		26,110
TOTAL INDUSTRIALS		289,648
INFORMATION TECHNOLOGY - 16.7%
Communications Equipment - 2.9%
Anaren, Inc. (a)	205,295	4,108
Aruba Networks, Inc. (a)(d)	152,290	3,495
Brocade Communications Systems, Inc. (a)	1,763,210	9,662
Comtech Telecommunications Corp.	356,747	9,614
DG FastChannel, Inc. (a)	318,771	9,008
Ixia (a)	1,046,592	10,466
NETGEAR, Inc. (a)	161,782	5,324
Oclaro, Inc. (a)(d)	988,457	4,646
		56,323
Computers & Peripherals - 3.4%
Lexmark International, Inc. Class A (a)	250,200	8,399
NCR Corp. (a)	542,700	10,827
Quantum Corp. (a)	6,065,254	15,952
STEC, Inc. (a)(d)	393,254	3,999
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Super Micro Computer, Inc. (a)	800,147	$ 11,274
Synaptics, Inc. (a)(d)	612,280	15,044
		65,495
Electronic Equipment & Components - 0.4%
Fabrinet (a)	557,754	8,589
Internet Software & Services - 3.1%
Constant Contact, Inc. (a)(d)	322,811	6,111
InfoSpace, Inc. (a)	608,611	5,800
Rackspace Hosting, Inc. (a)(d)	241,601	9,664
Travelzoo, Inc. (a)(d)	208,324	11,000
VeriSign, Inc.	521,791	16,285
Web.com, Inc. (a)(d)	1,268,771	11,026
		59,886
IT Services - 1.0%
Camelot Information Systems, Inc. ADR	441,425	5,187
hiSoft Technology International Ltd. ADR (a)	396,576	5,501
Syntel, Inc.	176,295	9,691
		20,379
Semiconductors & Semiconductor Equipment - 1.3%
Marvell Technology Group Ltd. (a)	555,144	8,227
Micron Technology, Inc. (a)	813,612	5,996
Semtech Corp. (a)	242,931	5,660
TriQuint Semiconductor, Inc. (a)	792,794	5,962
		25,845
Software - 4.6%
Aspen Technology, Inc. (a)	565,650	8,768
AutoNavi Holdings Ltd. ADR	388,600	6,435
BroadSoft, Inc. (a)	203,304	5,939
JDA Software Group, Inc. (a)	340,248	9,513
Kenexa Corp. (a)	335,235	8,572
Micro Focus International PLC	1,995,493	9,500
Nuance Communications, Inc. (a)	403,200	8,068
Parametric Technology Corp. (a)	717,070	14,908
SolarWinds, Inc. (a)	285,235	6,135
Synchronoss Technologies, Inc. (a)	368,156	10,769
		88,607
TOTAL INFORMATION TECHNOLOGY		325,124
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 5.3%
Chemicals - 2.3%
Cabot Corp.	330,000	$ 12,903
Rockwood Holdings, Inc. (a)	285,400	17,258
Solutia, Inc. (a)	642,000	13,764
		43,925
Containers & Packaging - 0.5%
Rock-Tenn Co. Class A	169,090	10,392
Metals & Mining - 2.5%
Carpenter Technology Corp.	292,086	16,777
Coeur d'Alene Mines Corp. (a)(d)	411,700	11,235
Compass Minerals International, Inc.	155,200	12,220
HudBay Minerals, Inc.	590,400	8,126
		48,358
TOTAL MATERIALS		102,675
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.5%
AboveNet, Inc.	75,707	4,610
PAETEC Holding Corp. (a)	1,050,411	4,643
VocalTec Communications Ltd. (a)(d)	41,900	921
		10,174
Wireless Telecommunication Services - 0.3%
Clearwire Corp. Class A (a)	938,100	2,036
NII Holdings, Inc. (a)	87,043	3,686
		5,722
TOTAL TELECOMMUNICATION SERVICES		15,896
UTILITIES - 3.0%
Electric Utilities - 1.7%
Cleco Corp.	295,500	10,260
Great Plains Energy, Inc.	348,500	7,029
IDACORP, Inc.	224,007	8,783
Westar Energy, Inc. (d)	259,100	6,687
		32,759
Gas Utilities - 0.8%
Northwest Natural Gas Co.	152,400	6,799
Southwest Gas Corp.	238,938	8,910
		15,709
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.5%
NorthWestern Energy Corp.	285,200	$ 9,132
TOTAL UTILITIES		57,600
TOTAL COMMON STOCKS (Cost $1,693,946)		1,914,657
Convertible Preferred Stocks - 0.1%

HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Merrimack Pharmaceuticals, Inc. Series G (f) (Cost $2,738)	391,134	2,738
U.S. Treasury Obligations - 0.0%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.05% 9/15/11 to 10/6/11 (e) (Cost $625)	$ 625	625
Money Market Funds - 4.3%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	27,035,086	27,035
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	56,621,008	56,621
TOTAL MONEY MARKET FUNDS (Cost $83,656)		83,656
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $1,780,965)		2,001,676
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(57,071)
NET ASSETS - 100%		$ 1,944,605
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
3 NYFE Russell Mini Index Contracts	Sept. 2011	$ 239	$ (13)

The face value of futures purchased as a percentage of net assets is 0%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $625,000.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,751,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Merrimack Pharmaceuticals, Inc. Series G	3/31/11	$ 2,738
Swisher Hygiene, Inc.	4/15/11	$ 7,597
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 58
Fidelity Securities Lending Cash Central Fund	222
Total	$ 280
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 270,738	$ 270,738	$ -	$ -
Consumer Staples	59,957	59,957	-	-
Energy	150,210	150,210	-	-
Financials	412,141	412,141	-	-
Health Care	233,406	230,668	-	2,738
Industrials	289,648	285,635	4,013	-
Information Technology	325,124	325,124	-	-
Materials	102,675	102,675	-	-
Telecommunication Services	15,896	15,896	-	-
Utilities	57,600	57,600	-	-
U.S. Government and Government Agency Obligations	625	-	625	-
Money Market Funds	83,656	83,656	-	-
Total Investments in Securities:	$ 2,001,676	$ 1,994,300	$ 4,638	$ 2,738
Derivative Instruments:
Liabilities
Futures Contracts	$ (13)	$ (13)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	2,738
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,738
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $1,781,252,000. Net unrealized appreciation aggregated $220,424,000, of which $339,611,000 related to appreciated investment securities and $119,187,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Capital Appreciation Fund

July 31, 2011

1.804834.107

CAF-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 30.9%
Automobiles - 0.7%
Ford Motor Co. (a)	3,183,200	$ 38,867
Diversified Consumer Services - 2.8%
Career Education Corp. (a)(d)	1,419,577	32,210
DeVry, Inc.	944,287	58,678
ITT Educational Services, Inc. (a)(d)	668,237	57,248
		148,136
Hotels, Restaurants & Leisure - 5.0%
Arcos Dorados Holdings, Inc.	725,930	17,030
Brinker International, Inc.	990,095	23,782
Chipotle Mexican Grill, Inc. (a)	188,097	61,053
McDonald's Corp.	603,990	52,233
Paddy Power PLC (Ireland)	1,240,558	60,694
Starbucks Corp.	1,336,668	53,587
		268,379
Media - 9.2%
CBS Corp. Class B	197,972	5,418
Interpublic Group of Companies, Inc.	5,633,848	55,268
JC Decaux SA (a)	558,490	15,431
Kabel Deutschland Holding AG (a)	1,285,857	72,545
The Walt Disney Co.	1,205,700	46,564
Time Warner, Inc.	1,930,642	67,881
Viacom, Inc. Class B (non-vtg.)	396,053	19,177
Virgin Media, Inc. (d)	7,959,435	210,607
		492,891
Multiline Retail - 1.0%
PPR SA	277,200	51,380
Specialty Retail - 8.3%
American Eagle Outfitters, Inc.	792,100	10,408
ANN, Inc. (a)	396,100	10,275
Bed Bath & Beyond, Inc. (a)	1,534,766	89,768
DSW, Inc. Class A (a)(d)	1,261,931	66,857
Limited Brands, Inc.	693,100	26,241
Tiffany & Co., Inc.	683,229	54,378
TJX Companies, Inc.	2,524,890	139,626
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	327,859	20,665
Williams-Sonoma, Inc.	821,700	30,419
		448,637
Textiles, Apparel & Luxury Goods - 3.9%
Burberry Group PLC	891,100	21,855
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Coach, Inc.	732,664	$ 47,301
Oxford Industries, Inc. (e)	1,008,041	39,495
Polo Ralph Lauren Corp. Class A	99,000	13,372
PVH Corp.	958,400	68,574
VF Corp.	163,027	19,042
		209,639
TOTAL CONSUMER DISCRETIONARY		1,657,929
CONSUMER STAPLES - 12.1%
Beverages - 0.5%
Dr Pepper Snapple Group, Inc.	762,356	28,787
Food & Staples Retailing - 2.2%
Fresh Market, Inc. (d)	498,286	17,704
Walgreen Co.	1,435,635	56,047
Whole Foods Market, Inc.	643,613	42,929
		116,680
Food Products - 1.4%
Green Mountain Coffee Roasters, Inc. (a)	721,839	75,035
Household Products - 0.4%
Colgate-Palmolive Co.	247,500	20,884
Personal Products - 1.3%
Elizabeth Arden, Inc. (a)	239,013	7,701
Estee Lauder Companies, Inc. Class A	316,801	33,236
Nu Skin Enterprises, Inc. Class A (d)	785,415	29,484
		70,421
Tobacco - 6.3%
Altria Group, Inc.	3,960,460	104,160
Lorillard, Inc.	1,263,869	134,248
Reynolds American, Inc.	2,772,250	97,583
		335,991
TOTAL CONSUMER STAPLES		647,798
ENERGY - 13.6%
Energy Equipment & Services - 3.8%
Baker Hughes, Inc.	663,417	51,335
Compagnie Generale de Geophysique SA (a)	1,138,632	38,236
National Oilwell Varco, Inc.	811,932	65,417
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Oceaneering International, Inc.	680,446	$ 29,395
Oil States International, Inc. (a)	265,931	21,461
		205,844
Oil, Gas & Consumable Fuels - 9.8%
Alpha Natural Resources, Inc. (a)	792,100	33,831
Chevron Corp.	1,732,341	180,198
Occidental Petroleum Corp.	1,664,606	163,431
Royal Dutch Shell PLC Class A sponsored ADR	1,781,546	131,051
Whiting Petroleum Corp. (a)	277,203	16,244
		524,755
TOTAL ENERGY		730,599
FINANCIALS - 2.1%
Commercial Banks - 0.4%
SVB Financial Group (a)	345,167	21,062
Real Estate Management & Development - 1.7%
CB Richard Ellis Group, Inc. Class A (a)	4,224,673	92,098
TOTAL FINANCIALS		113,160
HEALTH CARE - 5.6%
Biotechnology - 3.6%
Alexion Pharmaceuticals, Inc. (a)	655,040	37,206
Amgen, Inc.	297,038	16,248
Biogen Idec, Inc. (a)	1,365,643	139,118
		192,572
Health Care Equipment & Supplies - 1.4%
C. R. Bard, Inc.	217,800	21,493
Edwards Lifesciences Corp. (a)	762,400	54,397
		75,890
Pharmaceuticals - 0.6%
Shire PLC	989,900	34,361
TOTAL HEALTH CARE		302,823
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 14.6%
Aerospace & Defense - 1.7%
Textron, Inc.	1,859,984	$ 43,021
United Technologies Corp.	574,178	47,565
		90,586
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	1,927,793	9,600
Airlines - 5.1%
United Continental Holdings, Inc. (a)(d)	12,474,032	226,029
US Airways Group, Inc. (a)(d)	7,343,255	45,822
		271,851
Commercial Services & Supplies - 0.7%
Stericycle, Inc. (a)	435,639	35,775
Industrial Conglomerates - 1.5%
Danaher Corp.	990,102	48,624
General Electric Co.	1,881,276	33,694
		82,318
Machinery - 2.6%
Chart Industries, Inc. (a)	304,172	16,139
Greenbrier Companies, Inc. (a)	187,197	3,766
Titan International, Inc. (d)	891,000	22,516
Trinity Industries, Inc.	706,100	21,035
WABCO Holdings, Inc. (a)	697,956	44,006
Wabtec Corp.	507,076	32,717
		140,179
Professional Services - 0.9%
IHS, Inc. Class A (a)	370,013	27,266
Robert Half International, Inc.	891,100	24,398
		51,664
Road & Rail - 1.5%
Union Pacific Corp.	778,245	79,755
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc.	156,140	23,166
TOTAL INDUSTRIALS		784,894
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 13.9%
Communications Equipment - 1.4%
Alcatel-Lucent SA sponsored ADR (a)	16,337,500	$ 66,167
Juniper Networks, Inc. (a)	313,211	7,326
		73,493
Computers & Peripherals - 5.5%
Apple, Inc. (a)	752,521	293,848
Internet Software & Services - 1.9%
Google, Inc. Class A (a)	69,300	41,836
VeriSign, Inc.	1,980,258	61,804
		103,640
IT Services - 0.8%
Accenture PLC Class A	708,005	41,871
Software - 4.3%
Ariba, Inc. (a)	2,792,169	92,337
Citrix Systems, Inc. (a)	495,056	35,664
FactSet Research Systems, Inc.	185,478	17,081
Intuit, Inc. (a)	948,138	44,278
Microsoft Corp.	792,100	21,704
salesforce.com, Inc. (a)	148,500	21,489
		232,553
TOTAL INFORMATION TECHNOLOGY		745,405
MATERIALS - 0.8%
Containers & Packaging - 0.3%
Silgan Holdings, Inc.	494,892	19,192
Metals & Mining - 0.5%
Walter Energy, Inc.	217,804	26,696
TOTAL MATERIALS		45,888
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.6%
Iliad SA	388,963	49,964
Telenet Group Holding NV (d)	873,707	35,703
		85,667
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.7%
Millicom International Cellular SA unit	298,500	$ 35,866
TOTAL TELECOMMUNICATION SERVICES		121,533
TOTAL COMMON STOCKS (Cost $4,825,991)		5,150,029
Money Market Funds - 9.5%

Fidelity Cash Central Fund, 0.14% (b)	337,097,175	337,097
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	170,821,250	170,821
TOTAL MONEY MARKET FUNDS (Cost $507,918)		507,918
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $5,333,909)		5,657,947
NET OTHER ASSETS (LIABILITIES) - (5.4)%		(289,163)
NET ASSETS - 100%		$ 5,368,784
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 370
Fidelity Securities Lending Cash Central Fund	1,235
Total	$ 1,605
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Oxford Industries, Inc.	$ -	$ 33,786	$ -	$ 224	$ 39,495
Transcend Services, Inc.	10,894	-	11,679	-	-
US Airways Group, Inc.	117,710	9,417	36,243	-	-
Total	$ 128,604	$ 43,203	$ 47,922	$ 224	$ 39,495
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,657,929	$ 1,657,929	$ -	$ -
Consumer Staples	647,798	647,798	-	-
Energy	730,599	692,363	38,236	-
Financials	113,160	113,160	-	-
Health Care	302,823	268,462	34,361	-
Industrials	784,894	784,894	-	-
Information Technology	745,405	745,405	-	-
Materials	45,888	45,888	-	-
Telecommunication Services	121,533	121,533	-	-
Money Market Funds	507,918	507,918	-	-
Total Investments in Securities:	$ 5,657,947	$ 5,585,350	$ 72,597	$ -
Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $5,343,972,000. Net unrealized appreciation aggregated $313,975,000, of which $735,178,000 related to appreciated investment securities and $421,203,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Disciplined Equity Fund -
Disciplined Equity Fund
Class K
Class F

July 31, 2011

1.804820.107

FDE-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.7%
Auto Components - 1.2%
TRW Automotive Holdings Corp. (a)	2,450,356	$ 123,669
Automobiles - 0.8%
Bayerische Motoren Werke AG (BMW)	900,000	90,289
Hotels, Restaurants & Leisure - 0.0%
Dunkin' Brands Group, Inc.	28,400	822
Household Durables - 0.0%
Skullcandy, Inc.	25,600	494
Media - 2.5%
CBS Corp. Class B	4,100,000	112,217
DISH Network Corp. Class A (a)	1,900,000	56,297
Pandora Media, Inc.	27,800	420
Viacom, Inc. Class B (non-vtg.)	2,100,000	101,682
		270,616
Multiline Retail - 0.5%
Macy's, Inc.	1,800,000	51,966
Specialty Retail - 2.0%
Bed Bath & Beyond, Inc. (a)	500,000	29,245
Best Buy Co., Inc. (d)	6,600,000	182,160
		211,405
Textiles, Apparel & Luxury Goods - 1.7%
PVH Corp.	720,000	51,516
VF Corp.	1,100,000	128,480
		179,996
TOTAL CONSUMER DISCRETIONARY		929,257
CONSUMER STAPLES - 10.9%
Beverages - 3.1%
Anheuser-Busch InBev SA NV	3,938,240	226,656
Dr Pepper Snapple Group, Inc.	2,600,000	98,176
		324,832
Household Products - 1.8%
Procter & Gamble Co.	3,100,000	190,619
Tobacco - 6.0%
British American Tobacco PLC sponsored ADR	1,700,000	155,414
Imperial Tobacco Group PLC	900,000	31,277
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Lorillard, Inc.	1,500,000	$ 159,330
Philip Morris International, Inc.	4,200,000	298,914
		644,935
TOTAL CONSUMER STAPLES		1,160,386
ENERGY - 12.6%
Energy Equipment & Services - 2.0%
Halliburton Co.	2,300,000	125,879
National Oilwell Varco, Inc.	1,020,400	82,214
		208,093
Oil, Gas & Consumable Fuels - 10.6%
Chevron Corp.	4,467,400	464,699
CVR Energy, Inc. (a)	1,000,000	26,850
Exxon Mobil Corp.	4,256,880	339,656
Marathon Oil Corp.	2,100,000	65,037
Tesoro Corp. (a)	5,777,000	140,323
Valero Energy Corp.	4,000,000	100,480
		1,137,045
TOTAL ENERGY		1,345,138
FINANCIALS - 14.4%
Capital Markets - 0.5%
Ameriprise Financial, Inc.	1,000,000	54,100
Commercial Banks - 3.4%
Barclays PLC	10,000,000	36,289
HSBC Holdings PLC sponsored ADR	1,100,000	53,757
Wells Fargo & Co.	9,600,000	268,224
		358,270
Consumer Finance - 2.8%
Capital One Financial Corp.	5,230,300	250,008
SLM Corp.	3,200,000	49,888
		299,896
Diversified Financial Services - 5.4%
Citigroup, Inc.	2,747,870	105,353
JPMorgan Chase & Co.	11,600,000	469,219
		574,572
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 2.1%
Hartford Financial Services Group, Inc.	4,100,000	$ 96,022
Lincoln National Corp.	2,024,143	53,640
Prudential Financial, Inc.	900,000	52,812
Unum Group	1,000,000	24,390
		226,864
Real Estate Investment Trusts - 0.1%
American Capital Agency Corp.	400,000	11,168
Real Estate Management & Development - 0.1%
Brookfield Properties Corp.	618,700	11,754
TOTAL FINANCIALS		1,536,624
HEALTH CARE - 10.6%
Biotechnology - 1.5%
Amgen, Inc.	2,874,000	157,208
Health Care Equipment & Supplies - 1.5%
Covidien PLC	2,200,000	111,738
The Cooper Companies, Inc.	700,000	53,543
		165,281
Health Care Providers & Services - 3.3%
Aetna, Inc.	2,500,000	103,725
Humana, Inc.	1,165,623	86,932
UnitedHealth Group, Inc.	3,235,979	160,602
		351,259
Pharmaceuticals - 4.3%
Eli Lilly & Co.	3,000,000	114,900
Johnson & Johnson	1,800,000	116,622
Pfizer, Inc.	10,200,000	196,248
Valeant Pharmaceuticals International, Inc. (Canada)	500,000	27,523
		455,293
TOTAL HEALTH CARE		1,129,041
INDUSTRIALS - 10.3%
Aerospace & Defense - 1.1%
United Technologies Corp.	1,400,000	115,976
Construction & Engineering - 2.3%
AECOM Technology Corp. (a)	1,000,000	24,740
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
KBR, Inc.	4,600,000	$ 163,990
MasTec, Inc. (a)	2,600,000	54,288
		243,018
Electrical Equipment - 0.5%
EnerSys (a)	1,200,000	38,376
Harbin Electric, Inc. (a)(d)	800,000	13,144
		51,520
Industrial Conglomerates - 2.7%
General Electric Co.	16,200,000	290,142
Machinery - 1.2%
Pall Corp.	2,680,000	132,874
Road & Rail - 2.5%
CSX Corp.	10,957,200	269,218
TOTAL INDUSTRIALS		1,102,748
INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 1.1%
Alcatel-Lucent SA sponsored ADR (a)	2,000,000	8,100
HTC Corp.	2,181,900	64,822
Motorola Solutions, Inc.	1,000,000	44,890
		117,812
Computers & Peripherals - 4.7%
Hewlett-Packard Co.	10,850,000	381,486
Western Digital Corp. (a)	3,300,000	113,718
		495,204
Electronic Equipment & Components - 0.5%
Jabil Circuit, Inc.	2,700,000	49,437
Internet Software & Services - 0.3%
Facebook, Inc. Class B (a)(e)	493,371	12,334
Travelzoo, Inc. (a)(d)	401,800	21,215
Zillow, Inc.	12,400	400
		33,949
IT Services - 3.4%
Accenture PLC Class A	500,000	29,570
Alliance Data Systems Corp. (a)(d)	1,200,000	118,008
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
International Business Machines Corp.	700,000	$ 127,295
MasterCard, Inc. Class A	300,000	90,975
		365,848
Semiconductors & Semiconductor Equipment - 3.5%
GT Solar International, Inc. (a)(d)	2,100,000	28,644
Micron Technology, Inc. (a)	23,305,400	171,761
Samsung Electronics Co. Ltd.	182,977	146,479
Teradyne, Inc. (a)	2,000,000	26,980
		373,864
Software - 4.8%
Microsoft Corp.	11,100,000	304,140
Oracle Corp.	6,900,000	211,002
		515,142
TOTAL INFORMATION TECHNOLOGY		1,951,256
MATERIALS - 4.0%
Chemicals - 3.5%
Ashland, Inc.	1,700,000	104,108
BASF AG	300,000	27,251
CF Industries Holdings, Inc.	707,700	109,920
Kraton Performance Polymers, Inc. (a)	2,164,600	78,142
LyondellBasell Industries NV Class A	1,400,000	55,244
		374,665
Metals & Mining - 0.5%
Anglo American PLC (United Kingdom)	1,100,000	52,367
TOTAL MATERIALS		427,032
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 0.4%
BT Group PLC	13,800,000	45,399
Wireless Telecommunication Services - 2.9%
Vodafone Group PLC sponsored ADR	11,132,300	312,818
TOTAL TELECOMMUNICATION SERVICES		358,217
UTILITIES - 3.0%
Electric Utilities - 0.1%
El Paso Electric Co.	162,954	5,451
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Gas Utilities - 1.6%
National Fuel Gas Co.	400,000	$ 28,952
ONEOK, Inc.	2,000,000	145,580
		174,532
Independent Power Producers & Energy Traders - 1.3%
The AES Corp. (a)	11,674,600	143,714
TOTAL UTILITIES		323,697
TOTAL COMMON STOCKS (Cost $10,034,083)		10,263,396
Nonconvertible Preferred Stocks - 1.3%

CONSUMER DISCRETIONARY - 1.3%
Automobiles - 1.3%
Volkswagen AG (Cost $121,615)	722,900	144,847
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 0.14% (b)	164,459,443	164,459
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	104,771,505	104,772
TOTAL MONEY MARKET FUNDS (Cost $269,231)		269,231
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $10,424,929)		10,677,474
NET OTHER ASSETS (LIABILITIES) - 0.1%		5,401
NET ASSETS - 100%		$ 10,682,875
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,334,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 12,338
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 165
Fidelity Securities Lending Cash Central Fund	1,484
Total	$ 1,649
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,074,104	$ 1,074,104	$ -	$ -
Consumer Staples	1,160,386	933,730	226,656	-
Energy	1,345,138	1,345,138	-	-
Financials	1,536,624	1,500,335	36,289	-
Health Care	1,129,041	1,129,041	-	-
Industrials	1,102,748	1,102,748	-	-
Information Technology	1,951,256	1,938,922	-	12,334
Materials	427,032	427,032	-	-
Telecommunication Services	358,217	312,818	45,399	-
Utilities	323,697	323,697	-	-
Money Market Funds	269,231	269,231	-	-
Total Investments in Securities:	$ 10,677,474	$ 10,356,796	$ 308,344	$ 12,334
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(4)
Cost of Purchases	12,338
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 12,334
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2011	$ (4)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $10,473,011,000. Net unrealized appreciation aggregated $204,463,000, of which $697,825,000 related to appreciated investment securities and $493,362,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Long and short positions in equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Stock Selector Small Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2011

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity ®
Stock Selector Small Cap Fund

1.863107.103

ASCS-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.9%
Auto Components - 0.8%
Tenneco, Inc. (a)	405,814	$ 16,208
Hotels, Restaurants & Leisure - 1.8%
Cracker Barrel Old Country Store, Inc.	164,288	7,411
Vail Resorts, Inc. (d)	209,700	9,594
WMS Industries, Inc. (a)	175,200	4,830
Wyndham Worldwide Corp.	354,915	12,277
		34,112
Household Durables - 2.9%
iRobot Corp. (a)	342,370	11,969
La-Z-Boy, Inc. (a)	623,310	5,466
Meritage Homes Corp. (a)	448,000	9,789
Mohawk Industries, Inc. (a)	132,200	6,878
Tempur-Pedic International, Inc. (a)	306,794	22,092
		56,194
Media - 0.5%
MDC Partners, Inc. Class A (sub. vtg.)	491,300	9,811
Multiline Retail - 0.4%
Dollarama, Inc.	253,434	8,478
Specialty Retail - 5.5%
Ascena Retail Group, Inc. (a)	430,080	13,900
Cabela's, Inc. Class A (a)(d)	568,762	15,561
DSW, Inc. Class A (a)	309,102	16,376
Fourlis Holdings SA (a)	590,130	3,460
GameStop Corp. Class A (a)	461,800	10,889
Shoe Carnival, Inc. (a)	506,447	15,999
Signet Jewelers Ltd. (a)	322,200	13,803
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	257,892	16,255
		106,243
Textiles, Apparel & Luxury Goods - 2.0%
Deckers Outdoor Corp. (a)	105,167	10,438
G-III Apparel Group Ltd. (a)	505,900	15,617
PVH Corp.	190,600	13,637
		39,692
TOTAL CONSUMER DISCRETIONARY		270,738
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 3.1%
Beverages - 0.7%
Hansen Natural Corp. (a)	93,200	$ 7,141
Primo Water Corp.	463,800	6,679
		13,820
Food & Staples Retailing - 0.6%
Casey's General Stores, Inc.	136,971	6,164
United Natural Foods, Inc. (a)	128,145	5,350
		11,514
Food Products - 1.2%
Chiquita Brands International, Inc. (a)	308,070	3,648
Diamond Foods, Inc. (d)	56,100	4,016
Green Mountain Coffee Roasters, Inc. (a)	150,703	15,666
		23,330
Personal Products - 0.6%
Elizabeth Arden, Inc. (a)	305,516	9,844
Nutraceutical International Corp. (a)	97,927	1,449
		11,293
TOTAL CONSUMER STAPLES		59,957
ENERGY - 7.7%
Energy Equipment & Services - 1.9%
Newpark Resources, Inc. (a)	1,189,872	11,054
Superior Energy Services, Inc. (a)	372,700	15,463
Willbros Group, Inc. (a)	1,241,364	11,421
		37,938
Oil, Gas & Consumable Fuels - 5.8%
Atlas Pipeline Partners, LP	435,513	14,899
Berry Petroleum Co. Class A	343,300	19,688
Cloud Peak Energy, Inc. (a)	662,200	14,767
Energen Corp.	70,162	4,126
Petroleum Development Corp. (a)	409,250	14,864
SM Energy Co.	251,336	18,938
Targa Resources Corp.	326,000	11,006
Whiting Petroleum Corp. (a)	238,630	13,984
		112,272
TOTAL ENERGY		150,210
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 21.2%
Capital Markets - 3.0%
Affiliated Managers Group, Inc. (a)	179,900	$ 18,769
Duff & Phelps Corp. Class A	1,009,646	11,500
Gimv NV	102,300	6,244
Waddell & Reed Financial, Inc. Class A	589,900	21,649
		58,162
Commercial Banks - 5.0%
Associated Banc-Corp.	1,125,123	15,358
CapitalSource, Inc.	3,157,700	20,399
Cathay General Bancorp	627,801	8,701
City National Corp.	314,500	16,882
National Penn Bancshares, Inc.	2,909,300	23,391
PacWest Bancorp	648,900	12,881
		97,612
Diversified Financial Services - 0.1%
57th Street General Acquisition Corp. (a)	66,523	875
Insurance - 3.5%
Alterra Capital Holdings Ltd.	718,600	15,658
Amerisafe, Inc. (a)	877,500	18,875
Endurance Specialty Holdings Ltd.	321,300	13,090
ProAssurance Corp. (a)	278,920	19,427
		67,050
Real Estate Investment Trusts - 6.6%
American Assets Trust, Inc.	866,800	19,061
Franklin Street Properties Corp. (d)	1,521,700	19,189
Glimcher Realty Trust	800,045	7,880
Highwoods Properties, Inc. (SBI)	480,400	16,540
Home Properties, Inc.	398,070	26,082
National Retail Properties, Inc.	814,000	20,423
Ramco-Gershenson Properties Trust (SBI)	1,626,250	19,954
		129,129
Real Estate Management & Development - 1.0%
Forestar Group, Inc. (a)	1,220,200	19,889
Thrifts & Mortgage Finance - 2.0%
Astoria Financial Corp.	1,092,100	12,723
Washington Federal, Inc.	1,056,800	17,870
WSFS Financial Corp.	222,393	8,831
		39,424
TOTAL FINANCIALS		412,141
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 11.9%
Biotechnology - 2.6%
Achillion Pharmaceuticals, Inc. (a)	623,484	$ 4,620
Ardea Biosciences, Inc. (a)	193,205	4,521
ARIAD Pharmaceuticals, Inc. (a)	595,677	7,083
ArQule, Inc. (a)	524,358	2,936
BioMarin Pharmaceutical, Inc. (a)	136,506	4,263
Chelsea Therapeutics International Ltd. (a)	739,701	3,713
Dynavax Technologies Corp. (a)	1,613,741	4,518
Infinity Pharmaceuticals, Inc. (a)	189,723	1,708
Pharmasset, Inc. (a)	35,094	4,260
SIGA Technologies, Inc. (a)(d)	134,190	1,021
Targacept, Inc. (a)	137,359	2,808
Telik, Inc. (a)	1,287,447	657
Theravance, Inc. (a)	206,881	4,423
ZIOPHARM Oncology, Inc. (a)(d)	650,833	3,541
		50,072
Health Care Equipment & Supplies - 1.7%
Analogic Corp.	195,717	10,528
Endologix, Inc. (a)	709,397	6,441
Sirona Dental Systems, Inc. (a)	229,500	11,608
Uroplasty, Inc. (a)	765,609	5,214
		33,791
Health Care Providers & Services - 5.6%
Accretive Health, Inc. (a)	320,833	9,638
Air Methods Corp. (a)	144,640	10,139
Catalyst Health Solutions, Inc. (a)	125,291	8,210
Centene Corp. (a)	152,792	5,013
Corvel Corp. (a)	154,366	7,124
Health Management Associates, Inc. Class A (a)	696,638	6,618
HealthSpring, Inc. (a)	271,925	11,160
Humana, Inc.	118,228	8,817
MEDNAX, Inc. (a)	150,175	10,236
Omnicare, Inc.	181,707	5,542
PSS World Medical, Inc. (a)	483,131	11,561
Universal Health Services, Inc. Class B	162,400	8,062
Wellcare Health Plans, Inc. (a)	148,625	6,517
		108,637
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - 0.7%
Epocrates, Inc. (a)(d)	430,325	$ 7,075
Omnicell, Inc. (a)	353,112	6,042
		13,117
Life Sciences Tools & Services - 0.3%
eResearchTechnology, Inc. (a)	918,172	5,849
Pharmaceuticals - 1.0%
Cardiome Pharma Corp. (a)	433,357	2,155
Columbia Laboratories, Inc. (a)	708,568	2,027
Endocyte, Inc.	192,200	2,562
Questcor Pharmaceuticals, Inc. (a)	268,244	8,329
XenoPort, Inc. (a)	582,300	4,129
		19,202
TOTAL HEALTH CARE		230,668
INDUSTRIALS - 14.9%
Aerospace & Defense - 1.1%
Teledyne Technologies, Inc. (a)	377,842	20,490
Air Freight & Logistics - 0.5%
UTI Worldwide, Inc.	570,600	9,227
Building Products - 2.0%
A.O. Smith Corp.	373,889	15,505
AAON, Inc. (d)	530,550	12,033
Armstrong World Industries, Inc.	271,158	10,711
		38,249
Commercial Services & Supplies - 1.5%
Swisher Hygiene, Inc. (f)	986,560	4,013
Sykes Enterprises, Inc. (a)	652,202	12,587
United Stationers, Inc.	380,884	12,223
		28,823
Construction & Engineering - 0.8%
Foster Wheeler AG (a)	370,872	10,051
Shaw Group, Inc. (a)	243,587	6,304
		16,355
Electrical Equipment - 2.1%
General Cable Corp. (a)(d)	436,015	17,340
GrafTech International Ltd. (a)	717,947	13,828
Regal-Beloit Corp.	151,600	9,192
		40,360
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	244,400	$ 10,565
Machinery - 4.0%
Accuride Corp. (a)	687,071	7,867
Actuant Corp. Class A	512,621	12,667
Altra Holdings, Inc. (a)	451,087	10,032
CLARCOR, Inc.	314,914	13,875
Greenbrier Companies, Inc. (a)	357,100	7,185
John Bean Technologies Corp.	393,634	6,952
TriMas Corp. (a)	370,722	8,886
Wabtec Corp.	174,129	11,235
		78,699
Professional Services - 0.6%
Advisory Board Co. (a)	202,705	10,853
Road & Rail - 0.5%
Kansas City Southern (a)	167,100	9,917
Trading Companies & Distributors - 1.3%
Interline Brands, Inc. (a)	593,107	9,923
Watsco, Inc.	273,523	16,187
		26,110
TOTAL INDUSTRIALS		289,648
INFORMATION TECHNOLOGY - 16.7%
Communications Equipment - 2.9%
Anaren, Inc. (a)	205,295	4,108
Aruba Networks, Inc. (a)(d)	152,290	3,495
Brocade Communications Systems, Inc. (a)	1,763,210	9,662
Comtech Telecommunications Corp.	356,747	9,614
DG FastChannel, Inc. (a)	318,771	9,008
Ixia (a)	1,046,592	10,466
NETGEAR, Inc. (a)	161,782	5,324
Oclaro, Inc. (a)(d)	988,457	4,646
		56,323
Computers & Peripherals - 3.4%
Lexmark International, Inc. Class A (a)	250,200	8,399
NCR Corp. (a)	542,700	10,827
Quantum Corp. (a)	6,065,254	15,952
STEC, Inc. (a)(d)	393,254	3,999
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Super Micro Computer, Inc. (a)	800,147	$ 11,274
Synaptics, Inc. (a)(d)	612,280	15,044
		65,495
Electronic Equipment & Components - 0.4%
Fabrinet (a)	557,754	8,589
Internet Software & Services - 3.1%
Constant Contact, Inc. (a)(d)	322,811	6,111
InfoSpace, Inc. (a)	608,611	5,800
Rackspace Hosting, Inc. (a)(d)	241,601	9,664
Travelzoo, Inc. (a)(d)	208,324	11,000
VeriSign, Inc.	521,791	16,285
Web.com, Inc. (a)(d)	1,268,771	11,026
		59,886
IT Services - 1.0%
Camelot Information Systems, Inc. ADR	441,425	5,187
hiSoft Technology International Ltd. ADR (a)	396,576	5,501
Syntel, Inc.	176,295	9,691
		20,379
Semiconductors & Semiconductor Equipment - 1.3%
Marvell Technology Group Ltd. (a)	555,144	8,227
Micron Technology, Inc. (a)	813,612	5,996
Semtech Corp. (a)	242,931	5,660
TriQuint Semiconductor, Inc. (a)	792,794	5,962
		25,845
Software - 4.6%
Aspen Technology, Inc. (a)	565,650	8,768
AutoNavi Holdings Ltd. ADR	388,600	6,435
BroadSoft, Inc. (a)	203,304	5,939
JDA Software Group, Inc. (a)	340,248	9,513
Kenexa Corp. (a)	335,235	8,572
Micro Focus International PLC	1,995,493	9,500
Nuance Communications, Inc. (a)	403,200	8,068
Parametric Technology Corp. (a)	717,070	14,908
SolarWinds, Inc. (a)	285,235	6,135
Synchronoss Technologies, Inc. (a)	368,156	10,769
		88,607
TOTAL INFORMATION TECHNOLOGY		325,124
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 5.3%
Chemicals - 2.3%
Cabot Corp.	330,000	$ 12,903
Rockwood Holdings, Inc. (a)	285,400	17,258
Solutia, Inc. (a)	642,000	13,764
		43,925
Containers & Packaging - 0.5%
Rock-Tenn Co. Class A	169,090	10,392
Metals & Mining - 2.5%
Carpenter Technology Corp.	292,086	16,777
Coeur d'Alene Mines Corp. (a)(d)	411,700	11,235
Compass Minerals International, Inc.	155,200	12,220
HudBay Minerals, Inc.	590,400	8,126
		48,358
TOTAL MATERIALS		102,675
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.5%
AboveNet, Inc.	75,707	4,610
PAETEC Holding Corp. (a)	1,050,411	4,643
VocalTec Communications Ltd. (a)(d)	41,900	921
		10,174
Wireless Telecommunication Services - 0.3%
Clearwire Corp. Class A (a)	938,100	2,036
NII Holdings, Inc. (a)	87,043	3,686
		5,722
TOTAL TELECOMMUNICATION SERVICES		15,896
UTILITIES - 3.0%
Electric Utilities - 1.7%
Cleco Corp.	295,500	10,260
Great Plains Energy, Inc.	348,500	7,029
IDACORP, Inc.	224,007	8,783
Westar Energy, Inc. (d)	259,100	6,687
		32,759
Gas Utilities - 0.8%
Northwest Natural Gas Co.	152,400	6,799
Southwest Gas Corp.	238,938	8,910
		15,709
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.5%
NorthWestern Energy Corp.	285,200	$ 9,132
TOTAL UTILITIES		57,600
TOTAL COMMON STOCKS (Cost $1,693,946)		1,914,657
Convertible Preferred Stocks - 0.1%

HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Merrimack Pharmaceuticals, Inc. Series G (f) (Cost $2,738)	391,134	2,738
U.S. Treasury Obligations - 0.0%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.05% 9/15/11 to 10/6/11 (e) (Cost $625)	$ 625	625
Money Market Funds - 4.3%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	27,035,086	27,035
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	56,621,008	56,621
TOTAL MONEY MARKET FUNDS (Cost $83,656)		83,656
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $1,780,965)		2,001,676
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(57,071)
NET ASSETS - 100%		$ 1,944,605
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
3 NYFE Russell Mini Index Contracts	Sept. 2011	$ 239	$ (13)

The face value of futures purchased as a percentage of net assets is 0%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $625,000.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,751,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Merrimack Pharmaceuticals, Inc. Series G	3/31/11	$ 2,738
Swisher Hygiene, Inc.	4/15/11	$ 7,597
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 58
Fidelity Securities Lending Cash Central Fund	222
Total	$ 280
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 270,738	$ 270,738	$ -	$ -
Consumer Staples	59,957	59,957	-	-
Energy	150,210	150,210	-	-
Financials	412,141	412,141	-	-
Health Care	233,406	230,668	-	2,738
Industrials	289,648	285,635	4,013	-
Information Technology	325,124	325,124	-	-
Materials	102,675	102,675	-	-
Telecommunication Services	15,896	15,896	-	-
Utilities	57,600	57,600	-	-
U.S. Government and Government Agency Obligations	625	-	625	-
Money Market Funds	83,656	83,656	-	-
Total Investments in Securities:	$ 2,001,676	$ 1,994,300	$ 4,638	$ 2,738
Derivative Instruments:
Liabilities
Futures Contracts	$ (13)	$ (13)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	2,738
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,738
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $1,781,252,000. Net unrealized appreciation aggregated $220,424,000, of which $339,611,000 related to appreciated investment securities and $119,187,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Value Fund

July 31, 2011

1.804828.107

VAL-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.4%
Auto Components - 0.6%
Autoliv, Inc.	628,491	$ 41,581
Diversified Consumer Services - 0.5%
DeVry, Inc.	87,433	5,433
Grand Canyon Education, Inc. (a)	1,326,045	20,408
Service Corp. International	1,198,112	12,544
		38,385
Hotels, Restaurants & Leisure - 1.8%
Accor SA	234,555	10,370
Brinker International, Inc.	489,391	11,755
Carnival Corp. unit	322,400	10,736
Penn National Gaming, Inc. (a)	633,200	26,550
Sonic Corp. (a)	2,410,058	25,788
Wyndham Worldwide Corp.	1,408,232	48,711
		133,910
Household Durables - 1.3%
Ethan Allen Interiors, Inc. (d)	929,682	17,106
Garmin Ltd. (d)	530,000	17,294
Jarden Corp.	2,080,572	64,477
		98,877
Leisure Equipment & Products - 1.0%
Brunswick Corp.	2,172,907	47,435
Eastman Kodak Co. (a)(d)	3,686,438	8,847
Hasbro, Inc.	481,941	19,066
		75,348
Media - 0.9%
Aegis Group PLC	10,297,336	26,201
Kabel Deutschland Holding AG (a)	138,700	7,825
Valassis Communications, Inc. (a)(d)	637,186	17,077
Virgin Media, Inc.	746,900	19,763
		70,866
Multiline Retail - 0.9%
Big Lots, Inc. (a)	279,923	9,750
Kohl's Corp.	265,636	14,533
Macy's, Inc.	1,057,800	30,539
PPR SA	66,800	12,382
		67,204
Specialty Retail - 3.1%
Advance Auto Parts, Inc.	175,789	9,663
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Aeropostale, Inc. (a)	906,733	$ 15,278
Ascena Retail Group, Inc. (a)	511,600	16,535
Best Buy Co., Inc.	1,834,102	50,621
Chico's FAS, Inc.	1,715,663	25,889
Collective Brands, Inc. (a)(d)	1,557,929	18,352
DSW, Inc. Class A (a)	177,802	9,420
Lowe's Companies, Inc.	1,709,465	36,890
OfficeMax, Inc. (a)(d)(e)	4,840,634	34,272
Sally Beauty Holdings, Inc. (a)	1,026,056	17,648
		234,568
Textiles, Apparel & Luxury Goods - 0.3%
adidas AG	124,100	9,235
Warnaco Group, Inc. (a)	315,764	16,830
		26,065
TOTAL CONSUMER DISCRETIONARY		786,804
CONSUMER STAPLES - 5.4%
Beverages - 1.6%
Coca-Cola Enterprises, Inc.	665,006	18,693
Dr Pepper Snapple Group, Inc.	748,061	28,247
Molson Coors Brewing Co. Class B	528,210	23,796
PepsiCo, Inc.	714,523	45,758
Treasury Wine Estates Ltd. (a)	1,510,199	5,708
		122,202
Food & Staples Retailing - 1.0%
Casey's General Stores, Inc.	262,924	11,832
CVS Caremark Corp.	1,137,520	41,349
Kroger Co.	481,364	11,972
Walgreen Co.	322,314	12,583
		77,736
Food Products - 2.1%
Archer Daniels Midland Co.	500,444	15,203
Bunge Ltd.	517,399	35,602
ConAgra Foods, Inc.	844,760	21,634
Danone	241,500	17,281
Dean Foods Co. (a)	1,948,962	21,478
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Sara Lee Corp.	1,292,747	$ 24,704
The J.M. Smucker Co.	312,431	24,345
		160,247
Household Products - 0.2%
Spectrum Brands Holdings, Inc. (a)	407,131	10,870
Tobacco - 0.5%
Lorillard, Inc.	359,391	38,175
TOTAL CONSUMER STAPLES		409,230
ENERGY - 7.7%
Energy Equipment & Services - 2.9%
Baker Hughes, Inc.	820,426	63,485
Cameron International Corp. (a)	327,560	18,324
Exterran Holdings, Inc. (a)	409,200	7,562
Halliburton Co.	731,600	40,040
Patterson-UTI Energy, Inc.	922,500	30,009
Rowan Companies, Inc. (a)	812,512	31,826
Transocean Ltd. (United States)	378,414	23,295
		214,541
Oil, Gas & Consumable Fuels - 4.8%
Apache Corp.	274,300	33,936
Cimarex Energy Co.	332,000	29,256
Cloud Peak Energy, Inc. (a)	1,131,314	25,228
El Paso Corp.	1,038,903	21,349
Enbridge Energy Partners LP	569,382	16,797
HollyFrontier Corp.	179,100	13,502
Nexen, Inc.	1,214,400	28,333
Noble Energy, Inc.	220,900	22,019
Talisman Energy, Inc.	2,399,300	43,697
Whiting Petroleum Corp. (a)	955,346	55,983
Williams Companies, Inc.	1,765,592	55,969
World Fuel Services Corp.	434,240	16,340
		362,409
TOTAL ENERGY		576,950
FINANCIALS - 29.0%
Capital Markets - 3.3%
Bank of New York Mellon Corp.	1,034,204	25,969
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Invesco Ltd.	2,132,150	$ 47,291
Knight Capital Group, Inc. Class A (a)	1,252,600	14,167
Morgan Stanley	1,902,215	42,324
State Street Corp.	1,894,340	78,558
TD Ameritrade Holding Corp.	2,181,850	40,059
		248,368
Commercial Banks - 6.1%
Bank of Ireland (f)	32,341,756	4,391
CIT Group, Inc. (a)	1,527,605	60,707
Comerica, Inc.	657,696	21,066
Heritage Financial Corp., Washington	133,801	1,743
Itau Unibanco Banco Multiplo SA sponsored ADR	2,569,600	52,343
PNC Financial Services Group, Inc.	443,055	24,053
Regions Financial Corp.	2,824,093	17,199
TCF Financial Corp.	1,376,803	17,513
U.S. Bancorp	5,428,277	141,461
Wells Fargo & Co.	4,365,841	121,982
		462,458
Consumer Finance - 0.7%
SLM Corp.	3,434,100	53,538
Diversified Financial Services - 1.3%
CME Group, Inc.	79,800	23,077
JPMorgan Chase & Co.	1,846,721	74,700
		97,777
Insurance - 9.7%
AEGON NV (a)	6,278,431	35,929
AFLAC, Inc.	1,287,576	59,306
Allstate Corp.	352,785	9,779
Alterra Capital Holdings Ltd.	136,300	2,970
Aon Corp.	227,623	10,953
Assurant, Inc.	619,300	22,059
Berkshire Hathaway, Inc. Class B (a)	1,418,434	105,205
Everest Re Group Ltd.	288,749	23,712
Fairfax Financial Holdings Ltd. (sub. vtg.)	90,050	35,439
First American Financial Corp.	2,812,504	44,972
Genworth Financial, Inc. Class A (a)	1,682,818	14,001
Hanover Insurance Group, Inc.	91,656	3,319
Hartford Financial Services Group, Inc.	1,089,626	25,519
Hilltop Holdings, Inc. (a)	210,919	1,846
Jardine Lloyd Thompson Group PLC	2,164,129	22,861
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Lincoln National Corp.	451,650	$ 11,969
MetLife, Inc.	2,171,764	89,498
Montpelier Re Holdings Ltd.	166,449	2,873
National Financial Partners Corp. (a)	1,257,783	14,251
Progressive Corp.	534,100	10,511
Prudential Financial, Inc.	755,522	44,334
Reinsurance Group of America, Inc.	516,218	30,049
StanCorp Financial Group, Inc.	678,975	22,583
Torchmark Corp.	708,601	28,620
Unum Group	1,257,404	30,668
XL Group PLC Class A	1,450,967	29,774
		733,000
Real Estate Investment Trusts - 4.9%
Alexandria Real Estate Equities, Inc.	74,404	6,101
Corporate Office Properties Trust (SBI)	91,536	2,844
Douglas Emmett, Inc.	1,359,200	27,184
Post Properties, Inc.	677,592	28,730
Prologis, Inc.	1,730,153	61,645
Public Storage	259,677	31,065
SL Green Realty Corp.	852,914	69,956
The Macerich Co.	427,300	22,702
Ventas, Inc.	846,392	45,815
Vornado Realty Trust	133,295	12,470
Weyerhaeuser Co.	2,853,021	57,032
		365,544
Real Estate Management & Development - 2.6%
BR Malls Participacoes SA	1,674,400	19,494
CB Richard Ellis Group, Inc. Class A (a)	1,058,753	23,081
Forest City Enterprises, Inc. Class A (a)(d)	3,345,101	60,245
Forestar Group, Inc. (a)	1,407,603	22,944
Kennedy-Wilson Holdings, Inc. (d)	803,536	9,675
Kennedy-Wilson Holdings, Inc. (f)	3,687,914	39,962
Wharf Holdings Ltd.	2,835,000	20,861
		196,262
Thrifts & Mortgage Finance - 0.4%
People's United Financial, Inc.	2,161,382	27,406
TOTAL FINANCIALS		2,184,353
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 6.2%
Biotechnology - 0.4%
Amgen, Inc.	484,000	$ 26,475
Health Care Equipment & Supplies - 1.4%
Alere, Inc. (a)	192,500	5,677
Boston Scientific Corp. (a)	1,948,261	13,950
CareFusion Corp. (a)	541,900	14,301
Covidien PLC	356,400	18,102
Hologic, Inc. (a)	872,400	16,200
The Cooper Companies, Inc.	138,324	10,580
Zimmer Holdings, Inc. (a)	490,367	29,432
		108,242
Health Care Providers & Services - 3.4%
Brookdale Senior Living, Inc. (a)	1,095,396	23,431
Cardinal Health, Inc.	179,900	7,872
CIGNA Corp.	807,800	40,204
Community Health Systems, Inc. (a)	1,220,000	31,525
DaVita, Inc. (a)	218,234	18,231
HCA Holdings, Inc.	298,800	7,972
Health Net, Inc. (a)	417,600	11,743
HealthSouth Corp. (a)	293,700	7,166
Lincare Holdings, Inc.	737,465	18,872
McKesson Corp.	248,504	20,159
Medco Health Solutions, Inc. (a)	206,100	12,960
MEDNAX, Inc. (a)	253,708	17,293
Quest Diagnostics, Inc.	443,701	23,964
Universal American Spin Corp. (a)	490,862	4,668
Universal Health Services, Inc. Class B	149,751	7,434
		253,494
Health Care Technology - 0.1%
Allscripts-Misys Healthcare Solutions, Inc. (a)	280,200	5,086
Life Sciences Tools & Services - 0.3%
PerkinElmer, Inc.	507,400	12,411
QIAGEN NV (a)	152,500	2,583
Thermo Fisher Scientific, Inc. (a)	125,400	7,535
		22,529
Pharmaceuticals - 0.6%
AVANIR Pharmaceuticals Class A (a)(d)	3,301,358	12,380
Cadence Pharmaceuticals, Inc. (a)(d)	1,310,067	11,332
Forest Laboratories, Inc. (a)	194,900	7,223
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	157,486	$ 7,345
XenoPort, Inc. (a)	1,464,400	10,383
		48,663
TOTAL HEALTH CARE		464,489
INDUSTRIALS - 12.5%
Aerospace & Defense - 2.2%
AerCap Holdings NV (a)	1,213,468	14,950
DigitalGlobe, Inc. (a)	924,498	24,148
Esterline Technologies Corp. (a)	211,642	16,163
Lockheed Martin Corp.	115,685	8,761
Meggitt PLC	7,811,215	49,791
Raytheon Co.	378,711	16,940
Textron, Inc.	955,445	22,099
Ultra Electronics Holdings PLC	412,400	10,649
		163,501
Airlines - 0.2%
Pinnacle Airlines Corp. (a)(e)	1,925,465	7,683
SkyWest, Inc.	704,545	9,060
		16,743
Building Products - 1.6%
A.O. Smith Corp.	283,400	11,753
Armstrong World Industries, Inc.	418,698	16,539
Lennox International, Inc.	455,505	16,845
Owens Corning (a)	2,144,512	76,302
		121,439
Commercial Services & Supplies - 1.7%
Intrum Justitia AB	729,729	11,337
Quad/Graphics, Inc.	271,806	9,149
Republic Services, Inc.	2,835,747	82,322
Sykes Enterprises, Inc. (a)	475,860	9,184
The Geo Group, Inc. (a)	824,935	17,159
		129,151
Construction & Engineering - 0.7%
Foster Wheeler AG (a)	2,055,203	55,696
Electrical Equipment - 1.2%
Alstom SA	273,697	14,454
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
GrafTech International Ltd. (a)	1,277,517	$ 24,605
Prysmian SpA	2,526,964	46,875
		85,934
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	281,000	12,148
Koninklijke Philips Electronics NV	366,800	9,110
		21,258
Machinery - 2.5%
Charter International PLC	1,147,143	15,065
Fiat Industrial SpA (a)	915,694	12,111
Ingersoll-Rand Co. Ltd.	1,179,585	44,140
Navistar International Corp. (a)	835,386	42,864
Stanley Black & Decker, Inc.	845,126	55,584
Vallourec SA	161,689	16,523
		186,287
Marine - 0.1%
Ultrapetrol (Bahamas) Ltd. (a)	1,082,677	5,034
Professional Services - 0.6%
Towers Watson & Co.	749,650	45,841
Road & Rail - 1.4%
Contrans Group, Inc. Class A (e)	1,827,400	16,258
Quality Distribution, Inc. (a)(e)	1,439,174	16,551
Union Pacific Corp.	597,035	61,184
Vitran Corp., Inc. (a)(e)	1,277,888	13,162
		107,155
TOTAL INDUSTRIALS		938,039
INFORMATION TECHNOLOGY - 10.0%
Communications Equipment - 0.9%
Cisco Systems, Inc.	1,858,954	29,687
Comverse Technology, Inc. (a)	2,415,460	18,116
Motorola Solutions, Inc.	495,200	22,230
		70,033
Computers & Peripherals - 1.2%
Gemalto NV	510,304	24,369
Hewlett-Packard Co.	1,632,042	57,383
Western Digital Corp. (a)	250,800	8,643
		90,395
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 2.3%
Arrow Electronics, Inc. (a)	650,520	$ 22,606
Avnet, Inc. (a)	858,660	25,159
Corning, Inc.	1,595,136	25,379
Flextronics International Ltd. (a)	3,677,555	23,720
Ingram Micro, Inc. Class A (a)	854,302	15,847
Jabil Circuit, Inc.	1,968,784	36,048
TE Connectivity Ltd.	602,561	20,746
		169,505
Internet Software & Services - 0.7%
eBay, Inc. (a)	637,854	20,890
Google, Inc. Class A (a)	37,800	22,819
Yahoo!, Inc. (a)	583,597	7,645
		51,354
IT Services - 1.7%
Acxiom Corp. (a)	929,837	12,776
Amdocs Ltd. (a)	372,341	11,740
Atos Origin SA	286,214	15,808
Computer Sciences Corp.	223,588	7,888
Fiserv, Inc. (a)	508,003	30,663
MasterCard, Inc. Class A	139,900	42,425
Unisys Corp. (a)	367,355	7,630
		128,930
Office Electronics - 0.2%
Xerox Corp.	1,811,824	16,904
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc. (a)(d)	1,656,636	12,160
ASML Holding NV	376,225	13,412
Freescale Semiconductor Holdings I Ltd.	1,495,719	24,425
Intersil Corp. Class A	2,244,841	27,050
Marvell Technology Group Ltd. (a)	4,223,596	62,594
Micron Technology, Inc. (a)	2,909,772	21,445
NXP Semiconductors NV	382,200	7,560
ON Semiconductor Corp. (a)	1,220,694	10,608
PMC-Sierra, Inc. (a)	1,781,066	12,450
		191,704
Software - 0.5%
BMC Software, Inc. (a)	134,350	5,807
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
CA, Inc.	1,073,546	$ 23,940
Micro Focus International PLC	1,564,900	7,450
		37,197
TOTAL INFORMATION TECHNOLOGY		756,022
MATERIALS - 5.5%
Chemicals - 3.4%
Air Products & Chemicals, Inc.	320,667	28,453
Ashland, Inc.	948,355	58,077
Celanese Corp. Class A	710,223	39,155
Cytec Industries, Inc.	379,000	21,224
Innophos Holdings, Inc.	274,285	13,221
Lanxess AG	180,972	14,603
Olin Corp.	763,424	15,963
Solutia, Inc. (a)	1,618,020	34,690
W.R. Grace & Co. (a)	563,719	28,434
		253,820
Construction Materials - 0.3%
HeidelbergCement AG	178,983	9,888
James Hardie Industries NV CDI (a)	1,799,926	11,331
		21,219
Containers & Packaging - 1.0%
Ball Corp.	814,258	31,593
Owens-Illinois, Inc. (a)	678,627	15,724
Silgan Holdings, Inc.	388,601	15,070
Sonoco Products Co.	485,578	15,563
		77,950
Metals & Mining - 0.8%
Compass Minerals International, Inc.	227,196	17,889
Reliance Steel & Aluminum Co.	475,593	22,358
Walter Energy, Inc.	167,671	20,551
		60,798
TOTAL MATERIALS		413,787
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.2%
CenturyLink, Inc.	247,491	9,184
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Cincinnati Bell, Inc. New (a)	489,800	$ 1,695
Frontier Communications Corp.	880,700	6,596
		17,475
Wireless Telecommunication Services - 1.1%
American Tower Corp. Class A (a)	886,300	46,557
NII Holdings, Inc. (a)	682,732	28,914
Sprint Nextel Corp. (a)	1,365,944	5,778
		81,249
TOTAL TELECOMMUNICATION SERVICES		98,724
UTILITIES - 10.8%
Electric Utilities - 3.3%
Edison International	2,827,870	107,657
El Paso Electric Co.	482,030	16,124
Korea Electric Power Corp. (a)	624,020	15,166
NextEra Energy, Inc.	686,093	37,907
Osterreichische Elektrizitatswirtschafts AG	430,400	17,606
PPL Corp.	1,808,439	50,455
		244,915
Gas Utilities - 1.1%
China Gas Holdings Ltd.	30,724,000	11,550
National Fuel Gas Co.	384,466	27,828
ONEOK, Inc.	567,934	41,340
		80,718
Independent Power Producers & Energy Traders - 2.1%
Calpine Corp. (a)	4,002,420	65,039
Constellation Energy Group, Inc.	403,110	15,653
The AES Corp. (a)	6,552,580	80,662
		161,354
Multi-Utilities - 4.3%
CenterPoint Energy, Inc.	2,064,080	40,415
National Grid PLC	10,607,160	103,794
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
OGE Energy Corp.	703,205	$ 35,188
Sempra Energy	2,921,200	148,077
		327,474
TOTAL UTILITIES		814,461
TOTAL COMMON STOCKS (Cost $7,647,689)		7,442,859
Nonconvertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG (Cost $9,514)	48,900	9,798
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.04% 9/15/11 (Cost $4,800)	$ 4,800	4,799
Money Market Funds - 2.1%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	98,595,291	98,595
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	57,843,690	57,844
TOTAL MONEY MARKET FUNDS (Cost $156,439)		156,439
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $7,818,442)		7,613,895
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(82,277)
NET ASSETS - 100%		$ 7,531,618
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $44,353,000 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Bank of Ireland	7/29/11	$ 4,601
Kennedy-Wilson Holdings, Inc.	6/29/11	$ 39,461
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 210
Fidelity Securities Lending Cash Central Fund	1,436
Total	$ 1,646
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Contrans Group, Inc. Class A	$ 15,452	$ 469	$ 897	$ 460	$ 16,258
Ethan Allen Interiors, Inc.	40,015	230	38,809	227	-
Forestar Group, Inc.	33,849	1,587	12,583	-	-
OfficeMax, Inc.	80,319	8,819	9,185	-	34,272
Pinnacle Airlines Corp.	11,091	-	-	-	7,683
Quality Distribution, Inc.	12,378	4,149	9,640	-	16,551
Vitran Corp., Inc.	15,100	1,399	2,809	-	13,162
Total	$ 208,204	$ 16,653	$ 73,923	$ 687	$ 87,926
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 796,602	$ 796,602	$ -	$ -
Consumer Staples	409,230	409,230	-	-
Energy	576,950	576,950	-	-
Financials	2,184,353	2,104,071	75,891	4,391
Health Care	464,489	464,489	-	-
Industrials	938,039	928,929	9,110	-
Information Technology	756,022	756,022	-	-
Materials	413,787	413,787	-	-
Telecommunication Services	98,724	98,724	-	-
Utilities	814,461	695,501	118,960	-
U.S. Government and Government Agency Obligations	4,799	-	4,799	-
Money Market Funds	156,439	156,439	-	-
Total Investments in Securities:	$ 7,613,895	$ 7,400,744	$ 208,760	$ 4,391
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(210)
Cost of Purchases	4,601
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,391
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2011	$ (210)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $7,878,913,000. Net unrealized depreciation aggregated $265,018,000, of which $498,885,000 related to appreciated investment securities and $763,903,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 29, 2011